As filed with the Securities and Exchange Commission on February 29, 1996



                                                             File Nos. 33-36556
                                                                       811-6154


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A


                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 12
                                      and
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 14


                         LANDMARK INTERNATIONAL FUNDS*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

      PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
          ROGER P. JOSEPH, BINGHAM, DANA & GOULD, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110




     It is proposed that this filing will become effective on February 29, 1996 pursuant to paragraph (b) of Rule 485.


     The Premium Portfolios has also executed this Registration Statement.


     Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest (par value $0.00001 per share) under the Securities Act of 1933 and will file a Rule 24f-2 Notice on or prior to February 29, 1996 for Registrant's fiscal year ended December 31, 1995.

----------------------------------------------------------------------
*Formerly Landmark International Equity Fund. This filing relates only to Landmark Emerging Asian Markets Equity Fund.

                          LANDMARK INTERNATIONAL FUNDS

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET

N-1A
ITEM NO.  N-1A ITEM                                                 LOCATION

                                                                    PROSPECTUS
PART A


Item 1.   Cover Page............................................    Cover Page
Item 2.   Synopsis..............................................    Expense Summary
Item 3.   Condensed Financial Information.......................    Condensed Financial Information
Item 4.   General Description of Registrant.....................    Investment Information; General
                                                                    Information; Appendix
Item 5.   Management of the Fund................................    Management; Expenses
Item 5A.  Management's Discussion of Fund Performance...........    Not Applicable
Item 6.   Capital Stock and Other Securities....................    General Information; Classes of
                                                                    Shares; Voting and Other Rights;
                                                                    Purchases; Exchanges; Redemptions;
                                                                    Dividends and Distributions; Tax
                                                                    Matters
Item 7.  Purchase of Securities Being Offered...................    Purchases; Exchanges; Redemptions
Item 8.  Redemption or Repurchase...............................    Purchases; Exchanges; Redemptions
Item 9.  Pending Legal Proceedings..............................    Not Applicable


                                                                    STATEMENT OF
                                                                    ADDITIONAL
PART B                                                              INFORMATION

Item 10. Cover Page.............................................    Cover Page
Item 11. Table of Contents......................................    Cover Page
Item 12. General Information and History........................    The Fund
Item 13. Investment Objectives and Policies.....................    Investment Objective, Policies and
                                                                    Restrictions
Item 14. Management of the Fund.................................    Management
Item 15. Control Persons and Principal Holders of Securities....    Management
Item 16. Investment Advisory and Other Services.................    Management
Item 17. Brokerage Allocation and Other Practices...............    Portfolio Transactions
Item 18. Capital Stock and Other Securities.....................    Description of Shares, Voting Rights
                                                                    and Liabilities
Item 19. Purchase, Redemption and Pricing of Securities
         Being Offered..........................................    Description of Shares, Voting Rights
                                                                    and Liabilities; Determination of Net
                                                                    Asset Value; Valuation of Securities;
                                                                    Additional Purchase and Redemption
                                                                    Information
Item 20. Tax Status.............................................    Certain Additional Tax Matters
Item 21. Underwriters...........................................    Management
Item 22. Calculation of Performance Data........................    Performance Information
Item 23. Financial Statements...................................    Independent Accountants and Financial
                                                                    Statements

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                EXPLANATORY NOTE


     This Post-Effective Amendment (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") is being filed with respect to Landmark Emerging Asian Markets Equity Fund (the "Fund"), a series of the Registrant, pursuant to the Registrant's undertaking to file a post-effective amendment, using financials which need not be certified, within four to six months following the date the shares of the Fund were sold to the public or operations otherwise began. The Amendment is being filed to include
(i) a supplement to the Registrant's Prospectus for the Fund containing unaudited financial statements for the Fund, and (ii) a supplement to the Registrant's Statement of Additional Information for the Fund containing unaudited financial statements for the Fund. As a result, the Amendment does not otherwise affect the Registrant's currently effective Prospectus and Statement of Additional Information for the Fund, both of which are hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

      Supplement Dated February 29, 1996 to Prospectus Dated April 3, 1995

                          LANDMARK INTERNATIONAL FUNDS

                      Landmark International Equity Fund

                  Landmark Emerging Asian Markets Equity Fund


The date of the Prospectus shall now be February 29, 1996.


The first paragraph of the "Condensed Financial Information" section on page 6 of the Prospectus is hereby amended in its entirety to read as follows:

     The following tables provide condensed financial information about the International Equity Fund and the Emerging Asian Markets Equity Fund for the periods indicated. The information below should be read in conjunction with the financial statements appearing in the International Equity Fund's Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information, and the unaudited financial statements of the Emerging Asian Markets Equity Fund, which accompany the Statement of Additional Information. The financial statements and notes as well as the tables below with respect to the International Equity Fund, have been audited by Price Waterhouse LLP (for the fiscal year ended December 31, 1994) and Deloitte & Touche LLP (for the periods prior to the fiscal year ended December 31, 1994), independent certified public accountants. The report of Price Waterhouse LLP is included in the International Equity Fund's Annual Report. Copies of the Annual Report may be obtained without charge from an investor's Shareholder Servicing Agent (see inside of back cover for address and phone number).


The following table should precede the "Investment Information" section on page 7 of the Prospectus:


                                                         EMERGING ASIAN MARKETS EQUITY FUND
                                                               FINANCIAL HIGHLIGHTS
                                                                   CLASS A SHARES
                                             (No Class B shares were outstanding during these periods.)
                                                                  AUGUST 23, 1995
                                                                  (COMMENCEMENT OF
                                                                   OPERATIONS) TO
                                                                  DECEMBER 31, 1995



Net Asset Value, beginning of period..............................    $10.00
                                                                       -----

Income from Operations:
   Net investment income (loss)...................................     0.026
   Net realized and unrealized gain (loss)........................      ---
                                                                       -----
   Total from investment operations...............................     0.026
                                                                       -----
Less Distributions:
From Net investment income........................................    (0.026)
                                                                       -----

   Total from distributions.......................................    (0.026)
                                                                       -----
Net Asset Value, end of period....................................    $10.00
                                                                       =====

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)......................    $5,969
   Ratio of expenses to average net assets (A)....................         0%
   Ratio of net investment income (loss) to average net assets....      1.50%*
   Total return...................................................      0.26%**

Note: If Agents of Emerging Asian Markets Equity Fund for the periods indicated had not voluntarily waived all of their fees and expenses had been limited to that required by certain state securities law, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income per share..................................    $(0.046)
RATIOS:
Expenses to average net assets...................................       1.85%
Net investment income (loss) to average net assets...............     (0.35)%*

 *Annualized
**Not Annualized
(A) Includes Emerging Asian Markets Equity Fund's share of Emerging Asian Markets Equity Portfolio allocated expenses for the period August 23, 1995 to December 31, 1995.

 Supplement Dated February 29, 1996 to Statement of Additional Information
                              Dated April 3, 1995

                          LANDMARK INTERNATIONAL FUNDS

                  Landmark Emerging Asian Markets Equity Fund


The date of the Statement of Information shall now be February 29, 1996.


The following paragraphs shall be added at the end of the "Independent Accountants and Financial Statements" section on page B-31 of the Statement of Additional Information:

     The unaudited financial statements of Emerging Asian Markets Equity Fund (Statement of Assets and Liabilities at December 31, 1995, Statement of Operations for the period from August 23, 1995 (commencement of operations) to December 31, 1995, Statement of Changes in Net Assets for the period from August 23, 1995 (commencement of operations) to December 31, 1995 and Financial Highlights for the period from August 23, 1995 (commencement of operations) to December 31, 1995) accompany this Statement of Additional Information.

     The unaudited financial statements of Emerging Asian Markets Equity Portfolio (Portfolio of Investments at December 31, 1995, Statement of Assets and Liabilities at December 31, 1995, Statement of Operations for the period from August 23, 1995 (commencement of operations) to December 31, 1995, Statement of Changes in Net Assets for the period from August 23, 1995 (commencement of operations) to December 31, 1995 and Financial Highlights for the period from August 23, 1995 (commencement of operations) to December 31,
1995) accompany this Statement of Additional Information.

                          LANDMARK INTERNATIONAL FUNDS


                  LANDMARK EMERGING ASIAN MARKETS EQUITY FUND

                    EMERGING ASIAN MARKETS EQUITY PORTFOLIO

                              FINANCIAL STATEMENTS

                                  (UNAUDITED)

 Landmark Emerging Asian Markets Equity Fund
-----------------------------------------------------------------------------
 Statement Of Assets And Liabilities December 31, 1995

ASSETS:
Investment in Emerging Asian Markets Equity Portfolio,
  at value (Note 1A)........................................       $5,963,373
Receivable for shares of beneficial interest sold...........            4,765
Other assets................................................              480
                                                                   ----------
NET ASSETS for 596,589 shares of beneficial interest
  outstanding...............................................       $5,968,618
                                                                   ==========

NET ASSETS CONSIST OF:
Paid-in capital.............................................       $5,685,532
Unrealized appreciation of investments and foreign currency
  translations..............................................          286,140
Undistributed net investment loss...........................           (3,054)
                                                                   ----------
    Total...................................................       $5,968,618
                                                                   ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF
  BENEFICIAL INTEREST  .....................................           $10.00
                                                                       ======

COMPUTATION OF OFFERING PRICE:
Maximum Offering Price per share based on a 4.75%
  sales charge ($10.00/0.9525)..............................           $10.50
                                                                       ======

See notes to financial statements

 Landmark Emerging Asian Markets Equity Fund
-----------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the period August 23, 1995 (Commencement of Operations) to December 31, 1995

INVESTMENT INCOME (NOTE 1B):
Interest Income from Emerging Asian Markets Equity Portfolio...............      $14,841
Dividend Income from Emerging Asian Markets Equity Portfolio...............        4,143
Other Income Foreign Tax Reclaim...........................................           14
                                                                                 -------
                                                                                                      $ 18,998

EXPENSES:
Shareholder Servicing Agents' fees (Note 2B)...............................        3,149
Administrative fees (Note 2A)..............................................        1,260
Distribution fees (Note 3).................................................        1,260
Expense fee (Note 6).......................................................        4,712
                                                                                 -------
    Total expenses.........................................................       10,381

Less aggregate amount waived by Administrator, Shareholder Servicing Agents
  and Distributor (Notes 2A, 2B and 3).....................................       (5,669)
Expenses assumed by the Administrator......................................       (4,712)
                                                                                 -------

NET EXPENSES ..............................................................                                 --
                                                                                                      --------
     Net investment income.................................................                             18,998
                                                                                                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) AND FOREIGN CURRENCY
 TRANSACTIONS FROM EMERGING ASIAN MARKETS EQUITY PORTFOLIO:
Net realized gain (loss) ..................................................                             (6,799)
Net change in unrealized appreciation (depreciation) ......................                            286,140
                                                                                                      --------
Net realized and unrealized gain (loss)....................................                            279,341
                                                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                           $298,339
                                                                                                      ========

See notes to financial statements

Landmark Emerging Asian Markets Equity Fund
----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                             AUGUST 23, 1995
                                                            (COMMENCEMENT OF
                                                             OPERATIONS) TO
                                                            DECEMBER 31, 1995
                                                            ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.....................................       $18,998
Net realized loss ........................................        (6,799)
Net change in unrealized appreciation.....................       286,140
                                                               ---------
Net increase in net assets resulting from operations......       298,339
                                                               ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................       (15,388)
                                                               ---------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares..........................     5,784,355
Net asset value of shares issued to shareholders from
 reinvestment of dividends................................        15,388
Cost of shares repurchased................................      (114,076)
                                                               ---------
Net increase in net assets resulting from transactions
 in shares of beneficial interest.........................     5,685,667
                                                               ---------
NET INCREASE IN NET ASSETS ...............................     5,968,618

NET ASSETS:
Beginning of period.......................................            --
                                                               ---------
End of period (undistributed net investment loss
  of $3,054)..............................................    $5,968,618
                                                              ==========

See notes to financial statements

Landmark Emerging Asian Markets Equity Fund
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              AUGUST 23, 1995
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                             DECEMBER 31, 1995
                                                             -----------------
Net Asset Value, beginning of period......................         $10.00
                                                                   ------
Income From Operations:
Net investment income (loss)..............................          0.026
Net realized and unrealized gain (loss)...................             --
                                                                   ------
     Total from investment operations.....................          0.026
                                                                   ------
Less Distributions:
  From net investment income..............................         (0.026)
                                                                   ------
      Total from distributions............................         (0.026)
                                                                   ------
Net Asset Value, end of period............................         $10.00
                                                                   ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).................         $5,969
Ratio of expenses to average net assets(A)................              0%
Ratio of net investment income (loss) to
   average net assets.....................................           1.50%*
Total return..............................................           0.26%**

   Note: If Agents of the Fund for the periods indicated had not voluntarily waived all of their fees and expenses had been limited to that required by certain state securities law, the net investment income (loss) per share and the ratios would have been as follows:

   Net investment income per share........................        $(0.046)
   Ratios:
   Expenses to average net assets.........................           1.85%
   Net investment income (loss) to
    average net assets....................................         (0.35)%*

 * Annualized.
** Not annualized.
(A)Includes the Fund's share of Emerging Asian Markets Equity Portfolio allocated expenses for the period August 23, 1995 to December 31, 1995.

See notes to financial statements

Landmark Emerging Asian Markets Equity Fund
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Emerging Asian Markets Equity Fund (the "Fund") is a separate diversified series of Landmark International Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund invests all of its investable assets in Emerging Asian Markets Equity Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.

The Trust seeks to achieve the Fund's investment objective of long-term growth of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (approximately 99.9% at December 31, 1995) in the net assets of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT VALUATIONS -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. ACCOUNTING FOR INVESTMENTS -- The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio. All the net investment income, realized and unrealized gain or loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities were recorded as the Fund is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income was accrued daily.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is required.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 1995, the Fund reclassed $3,610 from undistributed net investment loss, and $3,610 to accumulated realized loss relating to foreign currency transactions.

(2) ADMINISTRATIVE SERVICES PLAN
The Fund has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Fund may obtain the services of an Administrator, and one or more Shareholder Servicing Agents and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fees paid to the Administrator by the Fund and the Portfolio, the fees paid to the Shareholder Servicing Agents by the Fund and the Basic Distribution Fee paid by the fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services, including general office facilities, may not exceed an annual rate of 0.15% of the Fund's average daily net assets and 0.05% of the Portfolio's average daily net assets. For the period August 23, 1995 to December 31, 1995 under the Administrative Services Plan the Administrator received fees computed at an annual rate of 0.10% of the Fund's average daily net assets which amounted to $1,260, all of which was voluntarily waived. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS' FEES -- The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents' fees, computed at an annual rate of 0.25%, amounted to $3,149, all of which was voluntarily waived, for the period August 23, 1995 to December 31, 1995.

(3) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated, in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets for distribution of the Fund's shares. Distribution fees, computed at an annual rate of 0.10%, amounted to $1,260, all of which was voluntarily waived, for the period August 23, 1995 to December 31, 1995. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fee has been made during the period.

(4) INVESTMENT TRANSACTIONS
Increase and decrease in the Fund's investment in the Portfolio for the period August 23, 1995 to December 31, 1995 aggregated $5,779,224 and $114,076, respectively.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001). Transactions in shares of beneficial interest were as follows:

                                      AUGUST 23, 1995
                                     (COMMENCEMENT OF
                                      OPERATIONS) TO
                                     DECEMBER 31, 1995
                                     -----------------
Shares sold...................            607,542
Shares issued to shareholders
  from reinvestment of dividends            1,559
Shares repurchased............            (12,512)
                                          -------
  Net increase................            596,589
                                          =======

(6) EXPENSE FEES
LFBDS has entered into an expense agreement with the Fund. LFBDS had agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Fund, other than fees paid under the Administrative Services Agreement, Distribution Agreement and Shareholder Servicing Agreements and other than amortization of expenses related to the organization of the Fund. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Fund has agreed to pay to LFBDS an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary operating expenses of the Fund, including expenses allocated from the Portfolio, would on an annual basis exceed an agreed upon rate, currently 1.85% of average daily net assets.

 Emerging Asian Markets Equity Portfolio
---------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS  December 31, 1995

ISSUER/INDUSTRY                                 SHARES       VALUE
---------------------------------------------------------------------------

INDONESIA - 12.5%
Kalbe Farma
  Pharmaceuticals..........................     49,500   $  167,778
PT Hanjaya Mandala Sampoerna
  Consumer.................................      5,000       52,045
PT Hero Mini Supermarke
  Consumer.................................     46,500       99,650
PT Indocement Tugnnal Parka
  Building Materials.......................     15,000       50,350
PT Jaya Real Property
  Real Estate..............................     16,000       43,035
PT Semen Gresik
  Building Materials.......................     16,000       44,784
PT Telecomunikasion
  Telecommunications.......................    220,000      288,651
                                                         ----------
                                                            746,293
                                                         ----------
MALAYSIA - 45.5%
Arab-Malaysian Merchant Bank
  Finance...................................    22,000      251,211
Commerce Asset Held Berhad
  Banking...................................     8,000       40,320
DCB Holdings Berhad
  Banking...................................    29,000       84,498
Edaran Otomobile Nasional BH
  Motor Vehicles & Equipment................     9,000       67,685
Faber Group Berhad*
   Hotels, Tourist Courts & Motels..........    40,000       34,177
Genting Berhad
   Amusement & Recreation...................    18,000      150,254
Hong Leong Bank
   Banking..................................    38,000      104,737
Hong Leong Bank-Warrants
   Banking..................................     5,700        1,436
IOI Properties Berhad
   Real Estate..............................    88,000      220,025
Kedah Cement Berhad
   Building Materials.......................    57,000       97,854
Kuala Lumpar Kepong Berhad
   Plantation...............................     4,000       12,679
Malayan Banking Berhad
   Banking..................................    24,000      202,229
Malaysian Airline System BH
   Air Transportation.......................    10,000       32,484
Malaysian Intern Shipping
   Water Transport of Freight...............    40,000      104,737
MBF Capital Berhad
   Finance..................................    50,000       50,597
Multi-Purpose Holdings
   Miscellaneous............................    70,000      102,532
Public Bank-BHD
   Banking..................................    42,000       80,372
Public Finance Berhad
   Finance..................................    36,000       77,962
Resorts World Berhad
   Amusement & Recreation...................    31,000      166,004
Selangor Properties Berhad
   Real Estate..............................    71,000       67,933
Sime Darby Berhad
   Miscellaneous............................    17,000       45,183
Systems Telekom Malaysia
   Telecommunications.......................    36,000      280,663
Technology Resources*
   Telecommunications.......................    28,000       82,687
Tenaga Nasional Berhad
   Public Utilities.........................    67,000      263,810
UMW Holdings Berhad
   Motor Vehicles & Equipment...............    15,000       40,162
United Engineers
   Infrastructure...........................     8,000       51,030
                                                         ----------
                                                          2,713,261
                                                         ----------
PHILIPPINES - 8.4%
C&P Homes
   Real Estate..............................   170,000   $  124,762
Petron Corp.
   Utilities................................    90,000       46,321
Philippine Long Distance TE
   Telecommunications.......................     1,300       70,625
Philippine National Bank
   Banking..................................     4,200       46,435
San Miguel Corp. Class B
   Miscellaneous............................     8,000       27,297
SM Prime Holdings
   Real Estate..............................   640,000      182,997
                                                         ----------
                                                            498,437
                                                         ----------
THAILAND - 29.9%
Advanced Info Services
   Telecommunications.......................    11,100      194,768
Bangkok Bank Co. Ltd.
   Banking..................................    26,200      318,269
Dhana Siam Finance
   Finance..................................    37,100      212,083
Finance One Co. LTD
   Finance..................................    15,300      106,292
Krung Thai Bank LTD
   Banking..................................    39,500      163,081
Land & House PLC
   Real Estate..............................     6,500      106,828
Phatra Thanakit Co.
   Finance..................................    16,000    $ 137,197
PTT Expl. & Production Public
   Natural Gas..............................     5,400       56,595
Siam Cement Co.
   Building Materials.......................     2,000      110,838
Siam Commercial Bank
   Banking..................................     8,600      113,347
Thai Telephone & Telecomm
   Telecommunications.......................     6,800       36,983
Thai Farmers Bank
   Banking..................................    22,700      228,891
                                                         ----------
                                                          1,785,172
                                                         ----------
TOTAL COMMON STOCKS
   (Identified Cost, $5,457,018)............              5,743,163
                                                         ----------
SHORT-TERM OBLIGATIONS -- 3.6%

Saloman Repurchase Agreement, 5.375% due
    1/2/96 proceeds at maturity $217,646
   (secured by $202,672 US Treasury Bill
    5.15% due 6/13/96 and $19,771 US
   Treasury Bill 5.15% due 6/6/96...........                217,518
                                                         ----------
TOTAL INVESTMENTS
   (Identified Cost, $5,674,536)              99.9%       5,960,681
OTHER ASSETS,
   LESS LIABILITIES.........................   0.1            2,792
                                             -----       ----------
NET ASSETS....................               100.0%     $ 5,963,473
                                             =====      ===========

*Non-income producing

See notes to financial statements

Emerging Asian Markets Equity Portfolio
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  December 31, 1995

ASSETS:
Investments at value (Note 1A) (Identified Cost, $5,674,536)...   $5,960,681
Foreign currency, at value (Cost, $1,922)......................        1,927
Dividends and interest receivable..............................        2,301
                                                                  ----------
    Total assets...............................................    5,964,909
                                                                  ----------
LIABILITIES:
Payable for investments purchased..............................        1,436
                                                                  ----------
NET ASSETS ....................................................   $5,963,473
                                                                  ==========
REPRESENTED BY:
Paid-in capital for beneficial interests.......................   $5,963,473
                                                                  ==========
See notes to financial statements

 Emerging Asian Markets Equity Portfolio
----------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Period August 23, 1995 (Commencement of Operations) to December 31, 1995


INVESTMENT INCOME:
Interest........................................    $  14,841
Dividends (net of foreign withholding tax
  of $1,573)....................................        4,143
                                                    ---------
  Total investment income.......................                     $ 18,984
EXPENSES:
Investment advisory fees (Note 2)...............       12,307
Administrative fees (Note 3)....................          615
                                                    ---------
  Total expenses................................       12,922
Less aggregate amount waived by Investment
  Adviser and Administrator (Notes 2 and 3).....      (12,922)
                                                    ---------
Net Expenses....................................                           --
                                                                     --------
  Net investment income.........................                       18,984
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) from investment
  transactions................................            --
Net realized gain (loss) on foreign exchange
  transactions................................         (6,799)
                                                    ---------
  Net realized gain (loss)....................                         (6,799)
                                                                     --------
Unrealized appreciation (depreciation)
  of investments--
   Beginning of period........................             --
   End of period..............................        286,145         286,145
                                                    ---------
Translation of other assets and liabilitie
   denominated in foreign currencies--net.....                             (5)
                                                                     --------
   Net change in unrealized appreciation
    (depreciation)............................                        286,140
                                                                     --------
   Net realized and unrealized gain on
    investments...............................                        279,341
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..................................                       $298,325
                                                                     ========

See notes to financial statements

Emerging Asian Markets Equity Portfolio
----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                              AUGUST 23, 1995
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             DECEMBER 31, 1995
                                                             ----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.....................................       $ 18,984
Net realized gain (loss) on investments and foreign
 exchange transactions....................................         (6,799)
Net change in unrealized appreciation (depreciation)
 of investments...........................................        286,140
                                                               ----------
    Net increase in net assets resulting from operations..        298,325
                                                               ----------

CAPITAL TRANSACTIONS:
Proceeds from contributions...............................      5,779,224
Value of withdrawals......................................       (114,076)
                                                               ----------
    Net increase (decrease) in net assets from capital
      transactions........................................      5,665,148
                                                               ----------
Net Increase in Net Assets: ..............................      5,963,473
Net Assets:
Beginning of period.......................................             --
                                                               ----------
End of period.............................................     $5,963,473
                                                               ==========
See notes to financial statements

 Emerging Asian Markets Equity Portfolio
-----------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                              AUGUST 23, 1995
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             DECEMBER 31, 1995
                                                            ----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)................          $5,963
Ratio of expenses to average net assets..................               0%
Ratio of net investment income to average net assets.....            1.53%*
Portfolio turnover.......................................               0%

   Note: If Agents of the Portfolio had no voluntarily waived all of their fees for the periods indicated, the ratio would have been as follows:
   Ratios:
   Expenses to average net assets........................            1.05%*
   Net investment income to average net assets...........            0.48%

*Annualized

See notes to financial statements

 Emerging Asian Markets Equity Portfolio
-----------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Emerging Asian Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Fund's Administrator.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations and techniques are believed to reflect more accurately the fair value of such securities. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

F. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $12,307, all of which was voluntarily waived, for the period August 23, 1995 to December 31, 1995. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Portfolio accrued fees aggregating $615 for these services for the period August 23, 1995 to December 31, 1995, all of which was voluntarily waived. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
For the period ended December 31, 1995, purchases and sales of investment securities, other than short-term investments, aggre-gated 5,457,018 and -0-, respectively.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost......................     $5,674,536
                                         ==========
Gross unrealized appreciation.......     $  376,734
Gross unrealized depreciation.......        (90,589)
                                         ----------
Net unrealized appreciation.........     $  286,145
                                         ==========

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio would on an annual basis exceed an agreed upon rate, currently 1.20% of average daily net assets.

(7) FINANCIAL INSTRUMENTS
The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 1995.

(8) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Landmark Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period August 23, 1995 to December 31, 1995, there was no commitment fee allocated to the Portfolio. Since the line of credit was established, there have been no borrowings.

                                     PART C

Item 24.  Financial Statements and Exhibits.


      (a)  Financial Statements Included in Part A:
           LANDMARK EMERGING ASIAN MARKETS EQUITY FUND
           Condensed Financial Information - Financial Highlights (for the period from the commencement of operations (August 23, 1995) to December 31, 1995)*


           Financial Statements Included in Part B:
           LANDMARK EMERGING ASIAN MARKETS EQUITY FUND
           Statement of Assets and Liabilities at December 31, 1995** Statement of Operations for the period from August 23, 1995
             (commencement of operations) to December 31, 1995**
           Statement of Changes in Net Assets for the period from August 23,
             1995 (commencement of operations) to December 31, 1995** Financial Highlights for the period from August 23, 1995
             (commencement of operations) to December 31, 1995**
           EMERGING ASIAN MARKETS EQUITY PORTFOLIO
           Portfolio of Investments at December 31, 1995**
           Statement of Assets and Liabilities at December 31, 1995** Statement of Operations for the period from August 23, 1995
             (commencement of operations) to December 31, 1995**
           Statement of Changes in Net Assets for the period from August 23,
              1995 (commencement of operations) to December 31, 1995** Financial Highlights for the period from August 23, 1995
             (commencement of operations) to December 31, 1995**

      ------------------
     * Financial information is included for Landmark Emerging Asian Markets Equity Fund only.
    ** Financial information is included for Landmark Emerging Asian Markets
        Equity Fund and Emerging Asian Markets Equity Portfolio only.



       (b)  Exhibits


        * 1(a)        Declaration of Trust of Registrant
 ******or 1(b)        Amendment to Declaration of Trust of Registrant
  *******
        * 2(a)        Amended and Restated By-Laws of Registrant
    ***** 2(b)        Amendment to Amended and Restated By-Laws of Registrant
   ****** 5(a)        Form of Investment Advisory Agreement between The
                      Premium Portfolios, on behalf of International Equity
                      Portfolio, and Citibank, N.A., as adviser
  ******* 5(b)        Form of Investment Advisory Agreement between The Premium
                      Portfolios, on behalf of Emerging Asian Markets Equity
                      Portfolio, and Citibank, N.A., as adviser
    ***** 6(a)        Form of Amended and Restated Distribution Agreement
                      between the Registrant and The Landmark Funds
                      Broker-Dealer Services, Inc. ("LFBDS"), as distributor,
                      with respect to Class A Shares
    ***** 6(b)        Form of Distribution Agreement between the Registrant and
                      LFBDS, as distributor, with respect to Class B Shares

*******or 8           Form of Custodian Agreement between the Registrant and
  *******             Investors Bank & Trust Company, as custodian
    ***** 9(a)        Form of Administrative Services Plan of the Registrant
      *** 9(b)        Administrative Services Agreement between the Registrant
                      and LFBDS, as administrator
        * 9(c)        Sub-Administrative Services Agreement between Citibank,
                      N.A. and LFBDS
    ***** 9(d)(i)     Form of Shareholder Servicing Agreement between the
                      Registrant and Citibank, N.A., as shareholder servicing
                      agent
    ***** 9(d)(ii)    Form of Shareholder Servicing Agreement between the
                      Registrant and a federal savings bank, as shareholder
                      servicing agent
    ***** 9(d)(iii)   Form of Shareholder Servicing Agreement between the
                      Registrant and LFBDS, as shareholder servicing agent
        * 9(e)        Transfer Agency and Servicing Agreement between the
                      Registrant and State Street Bank and Trust Company, as
                      transfer agent
        * 9(f)(i)     Expense Reimbursement Agreement between the Registrant,
                      on behalf of the Fund, and LFBDS, as administrator
   ****** 9(f)(ii)    Form of Amended Expense Reimbursement Agreement between
                      the Registrant, on behalf of the Fund, and LFBDS, as
                      administrator
    ***** 9(g)        Form of Amended and Restated Exchange Privilege
                      Agreement between each of the trusts in the Landmark
                      Family of Funds, including the Registrant, and LFBDS, as
                      distributor
    ***** 15(a)       Form of Distribution Plan of the Registrant with respect
                      to Class A Shares of the Fund
    ***** 15(b)       Form of Distribution Plan of the Registrant with respect
                      to Class B Shares of the Fund
 ******** 18          Form of Multiple Class Plan of the Registrant adopted
                      pursuant to Rule 18f-3
  *,** or 25(a)       Powers of Attorney for the Registrant
      ***
     ***, 25(b)       Powers of Attorney for The Premium Portfolios
  *****or
    filed
 herewith

---------------------
* Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on March 22, 1992.
** Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 12, 1993.
*** Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on December 31, 1993.
**** Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on February 28, 1994.
***** Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on October 26, 1994.
****** Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on March 3, 1995.

******* Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 7, 1995.
******** Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on May 15, 1995.


Item 25.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 26.  Number of Holders of Securities.

                 Title of Class                        Number of Record Holders

          Shares of Beneficial Interest                 As of February 26, 1996
          (par value $0.00001 per share)


   Landmark Emerging Asian Markets Equity Fund
      Class A                                                     7
      Class B                                                     0



Item 27.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendments No. 2 to its Registration Statement on Form N-1A (the "Amendment"); (b) Section 4 of the Distribution Agreement between the Registrant and LFBDS, filed as an Exhibit to Post-Effective Amendment No. 6; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser.


     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Equity Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Equity Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, Asset Allocation Portfolios (Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500), Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds (Landmark National Tax Free Income Fund and Landmark New York Tax Free Income
Fund) and Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio). As of December 31, 1994, Citibank and its affiliates managed assets in excess of $73 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     The Chairman of the Board and a Director of Citibank is John S. Reed. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins, Pei-yuan Chia, William R. Rhodes and H. Onno Ruding. Other Directors of Citibank are D. Wayne Calloway, Chairman and Chief Executive Officer, PepsiCo, Inc., Purchase, New York; Colby H. Chandler, Former Chairman and Chief Executive Officer, Eastman Kodak Company; Kenneth T. Derr, Chairman and Chief Executive Officer, Chevron Corporation; H.J. Haynes, Senior Counselor, Bechtel Group, Inc., San Francisco, California; Rozanne L. Ridgway, President, The Atlantic Council of the United States; Robert B. Shapiro, President and Chief Operating Officer, Monsanto Company; Frank A. Shrontz, Chairman and Chief Executive Officer, The Boeing Company, Seattle, Washington; Mario Henrique Simonsen, Vice Chairman, Brazilian Institute of Economics, The Getulio Vargas Foundation; Roger B. Smith, Former Chairman and Chief Executive Officer, General Motors Corporation; Franklin A. Thomas, President, The Ford Foundation, New York, New York; and Edgar S. Woolard, Jr., Chairman and Chief Executive Officer, E.I. DuPont De Nemours & Company.

     Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway        Director, Exxon Corporation
                         Director, General Electric Company
                         Director, Pepsico, Inc.

Colby H. Chandler        Director, Digital Equipment Corporation
                         Director, Ford Motor Company
                         Director, J.C. Penney Company, Inc.

Pei-yuan Chia            None

Paul J. Collins          Director, Kimberly-Clark Corporation

Kenneth T. Derr          Director, Chevron Corporation
                         Director, Potlatch Corporation

H.J. Haynes              Director, Bechtel Group, Inc.
                         Director, Boeing Company
                         Director, Fremont Group, Inc.
                         Director, Hewlett-Packard Company
                         Director, Paccar Inc.
                         Director, Saudi Arabian Oil Company

John S. Reed             Director, Monsanto Company
                         Director, Philip Morris Companies
                           Incorporated
                         Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes        Director, Private Export Funding
                           Corporation

Rozanne L. Ridgway       Director, 3M
                         Director, Bell Atlantic Corporation
                         Director, Boeing Company
                         Director, Emerson Electric Company
                         Member-International Advisory Board,
                           New Perspective Fund, Inc.
                         Director, RJR Nabisco, Inc.
                         Director, Sara Lee Corporation
                         Director, Union Carbide Corporation

H. Onno Ruding           Member, Board of Supervisory Directors,
                           Amsterdam Trustee's Kantoor
                         Advisor, Intercena (C&A) (Netherlands)
                         Member, Board of Supervisory Directors,
                           Pechiney Nederland N.V.
                         Member, Board of Advisers, Robeco N.V.
                         Advisory Director, Unilever N.V.
                         Advisory Director, Unilever PLC

Robert B. Shapiro        Director, G.D. Searle & Co.
                         Director, Liposome Technology, Inc.
                         Director, Monsanto Company
                         Director, The Nutrasweet Company

Frank A. Shrontz         Director, 3M
                         Director, Baseball of Seattle, Inc.
                         Director, Boeing Company
                         Director, Boise Cascade Corp.

Mario Henrique Simonsen  Director, Companhia Bozano Simonsen
                           Comercioe E Industria
                         Director, Companhia Monteia & Aranha
                         President, Simposium Consultoria E
                           Servicos Tecnicos LTDA

Roger B. Smith           Director, International Paper Company
                         Director, Johnson & Johnson
                         Director, Pepsico, Inc.
                         Director, Rubatex Corporation

Franklin A. Thomas       Director, Aluminum Company of America
                         Director, American Telephone & Telegraph,
                           Co.
                         Director, CBS, Inc.
                         Director, Cummins Engine Company, Inc.
                         Director, Pepsico, Inc.

Edgar S. Woolard, Jr.    Director, E.I. DuPont De Nemours &
                           Company
                         Director, International Business Machines
                           Corp.
                         Director, Seagram Company, Ltd.




Item 29.  Principal Underwriters.


     (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S. Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Institutional U.S. Treasury Reserves, Landmark Institutional Liquid Reserves, Landmark Tax Free Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark New York Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund, Landmark Small Cap Equity Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio), CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelectSM Folio 500. LFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Equity Portfolio, Small Cap Equity Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500.


     (b) The information required by this Item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

     (c) Not applicable.

Item 30.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

  NAME                                                    ADDRESS

  The Landmark Funds Broker-Dealer Services, Inc.    6 St. James Avenue
  (administrator and distributor)                    Boston, MA 02116


  State Street Bank and Trust Company                1776 Heritage Drive
  (transfer agent)                                   North Quincy, MA 02171

  Investors Bank & Trust Company                     One Lincoln Plaza
  (custodian)                                        Boston, MA 02111

  Citibank, N.A.                                     153 East 53rd Street
  (investment adviser)                               New York, NY 10043

  SHAREHOLDER SERVICING AGENTS

  Citibank, N.A.                                     450 West 33rd Street
                                                     New York, NY 10001

  Citibank, N.A. -- Citigold                         666 5th Avenue
                                                     New York, NY 10043

  Citibank, N.A. -- The Citibank                     153 East 53rd Street
  Private Bank                                       New York, NY 10022

  Citibank, N.A. -- Citibank Global                  153 East 53rd Street
  Asset Management                                   New York, NY 10043

  Citibank, N.A. -- North American                   111 Wall Street
  Investor Services                                  New York, NY 10043

  Citicorp Investment Services                       One Court Square
                                                     Long Island City, NY 11120

Item 31.  Management Services.

      Not applicable.

Item 32.  Undertakings.

      The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 27th day of February, 1996.

                               LANDMARK INTERNATIONAL FUNDS

                               By: Philip W. Coolidge
                                   Philip W. Coolidge, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on February 27, 1996.

           Signature                        Title

   Philip W. Coolidge           President, Principal Executive Officer and
   Philip W. Coolidge           Trustee

   John R. Elder                Principal Financial Officer and Principal
   John R. Elder                Accounting Officer

   H.B. Alvord*                 Trustee
   H.B. Alvord

   Riley C. Gilley*             Trustee
   Riley C. Gilley

   Diana R. Harrington*         Trustee
   Diana R. Harrington

   Susan B. Kerley*             Trustee
   Susan B. Kerley

   C. Oscar Morong, Jr.*        Trustee
   C. Oscar Morong, Jr.

   Donald B. Otis*              Trustee
   Donald B. Otis

   E. Kirby Warren*             Trustee
   E. Kirby Warren

   William S. Woods, Jr.*       Trustee
   William S. Woods, Jr.

*By: Philip W. Coolidge
     Philip W. Coolidge
     Executed by Philip W. Coolidge on behalf of those
     indicated pursuant to Powers of Attorney.

                                   SIGNATURES

     The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark International Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in George Town, Grand Cayman, Cayman Islands, BWI, on the 27th day of February, 1996.

                               THE PREMIUM PORTFOLIOS

                               By: Susan Jakuboski
                                   Susan Jakuboski,
                                   Assistant Treasurer of
                                   The Premium Portfolios

     This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark International Funds has been signed by the following persons in the capacities indicated on February 27, 1996.

           Signature                        Title

   Philip W. Coolidge*          President, Principal Executive Officer and
   Philip W. Coolidge           Trustee

   John R. Elder*               Principal Financial Officer and Principal
   John R. Elder                Accounting Officer

   Elliott J. Berv*             Trustee
   Elliott J. Berv

   Mark T. Finn*                Trustee
   Mark T. Finn

   Walter E. Robb, III*         Trustee
   Walter E. Robb, III

*By: Susan Jakuboski
     Susan Jakuboski
     Executed by Susan Jakuboski on behalf of those
     indicated as attorney in fact.

                                 EXHIBIT INDEX


    Exhibit
    No.        Description

    25(b)      Powers of Attorney for The Premium Portfolios